Discontinued Operations - Schedule of Operating Attributed to Discontinued Operation (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Attributed to Discontinued Operation [Line Items]
Revenues from sales			$ 5,459
Cost of sales			(5,931)
Gross profit (loss)			(472)
Sales and marketing expenses			351
General and administrative expenses			851
Operating income (loss)			(1,674)
Finance expenses, net	1,741	1,523	356
Income (loss) before taxes on income	(1,741)	(1,523)	(2,030)
Taxes on income		362
Income (loss) after taxes on income	$ (1,741)	$ (1,885)	$ (2,030)